Note 16 - Income Tax (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Abstract
Unrecognised Deferred Tax Liabilities			$ 364,416,000	$ 336,016,000
Applicable Income Tax Rate	25%	30%	30%	35%
Reduction from the Application of the Tax Inflation Adjustment (Nominal Value)			$ 1,021,518,000	$ 1,185,800,000
Inflation Adjustment in Income Tax Expense			1,414,068,000	2,058,359,000
Income Tax Expense			(4,336,370,000)	$ (722,492,000)	$ (555,002,000)	$ (647,945,000)	$ (264,257,000)
Reduction of Profit due to Hyperinflationary Adjustment			$ 11,654,234,000